Financial assets at fair value through other comprehensive income (Details) - CNY (¥)	Aug. 04, 2016	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		¥ 1,122,998,000	¥ 21,828,000
Noncurrent financial assets at fair value through other comprehensive income		640,501,000	21,828,000
Financial assets measured at fair value through other comprehensive income		482,497,000
Exchange Settlement Centre Co., Ltd.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Equity interest acquired (as a percent)	5.00%
Consideration transferred	¥ 5,000,000
Loans and advances to customer
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		1,103,460,000
Unlisted securities Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		3,204,000	5,000,000
Listed securities Debt Securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		¥ 16,334,000	¥ 16,828,000